Fair Value of Financial Instruments (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	$ 17,789,000	$ 9,938,000
Time certificates of deposit	198,000	198,000
Investment securities:
Available for sale	86,436,000	73,804,000
Held to maturity	50,648,000	34,972,000
Loans, net	242,935,000	247,703,000
Accrued interest receivable	1,576,000	1,417,000
Investment in life insurance	8,250,000
Restricted investment in bank stocks	1,794,000	2,121,000
Mortgage servicing rights	564,000
Total financial assets	410,190,000	370,153,000
Financial liabilities:
Deposits	365,128,000	330,549,000
Short-term borrowings	2,410,000	2,685,000
Long-term debt	10,000,000	15,000,000
Junior subordinated debt	5,155,000	5,155,000
Accrued interest payable	258,000	298,000
Total financial liabilities	382,951,000	353,687,000
Off-balance sheet financial instruments
Fair Value [Member]
Financial assets:
Cash and cash equivalents	17,789,000	9,938,000
Time certificates of deposit	198,000	198,000
Investment securities:
Available for sale	86,436,000	73,804,000
Held to maturity	53,486,000	36,639,000
Loans, net	245,243,000	250,707,000
Accrued interest receivable	1,576,000	1,417,000
Investment in life insurance	8,250,000
Restricted investment in bank stocks	1,794,000	2,121,000
Mortgage servicing rights	564,000
Total financial assets	415,336,000	374,824,000
Financial liabilities:
Deposits	370,471,000	335,041,000
Short-term borrowings	2,410,000	2,685,000
Long-term debt	11,560,000	16,799,000
Junior subordinated debt	5,155,000	5,155,000
Accrued interest payable	258,000	298,000
Total financial liabilities	389,854,000	359,978,000
Off-balance sheet financial instruments
Level 1 [Member]
Financial assets:
Cash and cash equivalents	17,789,000
Time certificates of deposit	198,000
Investment securities:
Available for sale	476,000
Total financial assets	18,463,000
Financial liabilities:
Off-balance sheet financial instruments
Level 2 [Member]
Investment securities:
Available for sale	85,365,000
Held to maturity	53,486,000
Accrued interest receivable	1,576,000
Investment in life insurance	8,250,000
Restricted investment in bank stocks	1,794,000
Mortgage servicing rights	564,000
Total financial assets	151,035,000
Financial liabilities:
Deposits	370,471,000
Short-term borrowings	2,410,000
Long-term debt	11,560,000
Accrued interest payable	258,000
Total financial liabilities	384,699,000
Off-balance sheet financial instruments
Level 3 [Member]
Investment securities:
Available for sale	595,000
Loans, net	245,243,000
Total financial assets	245,838,000
Financial liabilities:
Junior subordinated debt	5,155,000
Total financial liabilities	5,155,000
Off-balance sheet financial instruments